FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                   ---------

                        FRANKLIN VALUE INVESTORS TRUST
                        ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 7/31/06
                          -------



Item 1. Schedule of Investments.


Franklin Value Investors Trust

QUARTERLY STATEMENTS OF INVESTMENTS

JULY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Balance Sheet Investment Fund ....................................    3

Franklin Large Cap Value Fund .............................................    9

Franklin MicroCap Value Fund ..............................................   11

Franklin MidCap Value Fund ................................................   15

Franklin Small Cap Value Fund .............................................   18

Notes to Statements of Investments ........................................   24

                                     [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
     FRANKLIN BALANCE SHEET INVESTMENT FUND        SHARES             VALUE
--------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 82.7%
     CLOSED END MUTUAL FUNDS 1.3%
     Apollo Investment Corp. ..............          200,000     $    3,856,000
   a Emerging Markets Telecommunications
       Fund ...............................          250,000          3,237,500
     H&Q Healthcare Investors .............          150,000          2,401,500
     John Hancock Bank and Thrift
       Opportunity Fund ...................        1,650,000         15,988,500
     Latin America Equity Fund Inc. .......          222,015          8,321,122
     The Mexico Fund Inc. (Mexico) ........          620,800         20,728,512
     New Ireland Fund Inc. (Ireland) ......          135,000          3,422,250
     Petroleum & Resources Corp. ..........          150,000          5,290,500
                                                                 ---------------
     TOTAL CLOSED END MUTUAL FUNDS (COST
       $38,030,843) .......................                          63,245,884
                                                                 ---------------
     COMMON STOCKS 81.3%
     COMMERCIAL SERVICES 0.8%
     Kelly Services Inc., A ...............        1,506,800         40,789,076
                                                                 ---------------
     CONSUMER DURABLES 5.1%
     D.R. Horton Inc. .....................        2,200,000         47,146,000
   b Furniture Brands International Inc. ..        2,600,000         52,156,000
     Hasbro Inc. ..........................        1,800,000         33,660,000
     Lennar Corp., A ......................          480,000         21,470,400
     Lennar Corp., B ......................           48,000          1,999,680
     M.D.C. Holdings Inc. .................          500,000         21,815,000
     Pulte Homes Inc. .....................        2,600,000         74,100,000
                                                                 ---------------
                                                                    252,347,080
                                                                 ---------------
     CONSUMER NON-DURABLES 2.2%
   a Alliance One International Inc. ......        2,504,200          9,841,506
     Kellwood Co. .........................          786,000         20,789,700
     Premium Standard Farms Inc. ..........        1,250,000         21,125,000
   b Russell Corp. ........................        1,677,703         30,215,431
     Universal Corp. ......................          680,000         24,017,600
                                                                 ---------------
                                                                    105,989,237
                                                                 ---------------
     CONSUMER SERVICES 2.1%
   a Aztar Corp. ..........................          750,000         38,805,000
     Bob Evans Farms Inc. .................          260,000          7,160,400
 a,b Champps Entertainment Inc. ...........          920,000          5,253,200
   a Vail Resorts Inc. ....................        1,525,000         52,719,250
                                                                 ---------------
                                                                    103,937,850
                                                                 ---------------
     DISTRIBUTION SERVICES 0.8%
     Applied Industrial Technologies
       Inc. ...............................        1,406,250         32,793,750
     Handleman Co. ........................        1,000,000          7,100,000
                                                                 ---------------
                                                                     39,893,750
                                                                 ---------------
     ELECTRONIC TECHNOLOGY 2.0%
   a ESCO Technologies Inc. ...............        1,236,800         65,166,992
   a FSI International Inc. ...............          600,000          3,492,000
   a Spansion Inc., A .....................        1,415,987         19,795,498
   a Standard Microsystems Corp. ..........          376,700         10,012,686
                                                                 ---------------
                                                                     98,467,176
                                                                 ---------------


                                         Quarterly Statements of Investments | 3

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN BALANCE SHEET INVESTMENT FUND        SHARES             VALUE
--------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     COMMON STOCKS (CONTINUED)
     ENERGY MINERALS 1.4%
     Peabody Energy Corp. .................        1,368,000     $   68,263,200
                                                                 ---------------
     FINANCE/RENTAL/LEASING 5.6%
     CIT Group Inc. .......................        2,210,000        101,461,100
 a,b Dollar Thrifty Automotive Group
       Inc. ...............................        1,763,067         78,914,879
     Freddie Mac ..........................        1,640,000         94,890,400
                                                                 ---------------
                                                                    275,266,379
                                                                 ---------------
     FINANCIAL CONGLOMERATES 2.6%
     Principal Financial Group Inc. .......          225,000         12,150,000
     Prudential Financial Inc. ............        1,450,000        114,028,000
                                                                 ---------------
                                                                    126,178,000
                                                                 ---------------
     HEALTH TECHNOLOGY 0.7%
   a Watson Pharmaceuticals Inc. ..........        1,500,000         33,585,000
                                                                 ---------------
     INDUSTRIAL SERVICES 3.2%
   a Bristow Group Inc. ...................          900,000         30,501,000
   a Hanover Compressor Co. ...............        1,500,000         28,500,000
   a PHI Inc. .............................           77,500          2,517,975
   a PHI Inc., non-voting .................          152,000          4,797,120
   a Quanta Services Inc. .................        1,300,000         20,748,000
   a Universal Compression Holdings Inc. ..          850,000         54,145,000
 a,b Xanser Corp. .........................        2,800,000         13,888,000
                                                                 ---------------
                                                                    155,097,095
                                                                 ---------------
     LIFE/HEALTH INSURANCE 6.7%
     American National Insurance Co. ......          647,500         74,222,925
     AmerUs Group Co. .....................          325,000         21,804,250
     FBL Financial Group Inc., A ..........          525,000         16,626,750
     Genworth Financial Inc., A ...........        1,600,000         54,880,000
     Kansas City Life Insurance Co. .......          250,220         10,754,456
     Manulife Financial Corp. (Canada) ....        1,000,000         31,680,000
     MetLife Inc. .........................          401,000         20,852,000
     National Western Life Insurance
       Co., A .............................          150,000         34,500,000
     Presidential Life Corp. ..............          380,000          9,173,200
     StanCorp Financial Group Inc. ........        1,200,000         51,708,000
                                                                 ---------------
                                                                    326,201,581
                                                                 ---------------
     NON-ENERGY MINERALS 6.9%
   a Chaparral Steel Co. ..................          464,911         32,632,103
     Nucor Corp. ..........................        1,950,000        103,681,500
     Reliance Steel & Aluminum Co. ........        1,950,200         69,914,670
     Sherritt International Corp.
       (Canada) ...........................        1,550,000         15,208,168
     Texas Industries Inc. ................          800,000         39,504,000
     United States Steel Corp. ............        1,260,000         79,468,200
                                                                 ---------------
                                                                    340,408,641
                                                                 ---------------


4 | Quarterly Statements of Investments

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN BALANCE SHEET INVESTMENT FUND        SHARES             VALUE
--------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     COMMON STOCKS (CONTINUED)
     PROCESS INDUSTRIES 7.8%
     Ashland Inc. .........................          245,094     $   16,301,202
     Bowater Inc. .........................        1,436,400         29,130,192
     Bunge Ltd. ...........................        1,812,000         98,898,960
     Corn Products International Inc. .....        2,817,600         93,713,376
 a,b Delta Woodside Industries Inc. .......          555,000             74,925
     MeadWestvaco Corp. ...................        1,570,000         41,008,400
     Monsanto Co. .........................        1,502,000         64,570,980
   a PolyOne Corp. ........................        1,400,000         11,690,000
     Westlake Chemical Corp. ..............        1,046,900         28,685,060
                                                                 ---------------
                                                                    384,073,095
                                                                 ---------------
     PRODUCER MANUFACTURING 6.5%
     A.O. Smith Corp. .....................          893,600         38,299,696
     American Axle & Manufacturing Holdings
       Inc. ...............................        1,225,000         20,065,500
     CNH Global NV (Netherlands) ..........        1,605,000         33,624,750
     Lennox International Inc. ............          871,000         19,867,510
     Mueller Industries Inc. ..............          600,000         22,044,000
     Oshkosh Truck Corp. ..................          960,000         41,164,800
   c Superior Industries International
       Inc. ...............................          149,409          2,720,738
 a,b Tecumseh Products Co., A .............        1,085,000         19,258,750
 a,b Tecumseh Products Co., B .............          310,000          5,062,300
     Timken Co. ...........................        1,215,000         39,123,000
     Trinity Industries Inc. ..............        2,280,000         76,197,600
                                                                 ---------------
                                                                    317,428,644
                                                                 ---------------
     PROPERTY-CASUALTY INSURANCE 6.0%
     Aspen Insurance Holdings Ltd. ........          154,300          3,641,480
     E-L Financial Corp. Ltd. (Canada) ....          104,666         57,823,963
     IPC Holdings Ltd. ....................        1,773,800         50,996,750
     Midland Co. ..........................          385,000         14,437,500
     Montpelier Re Holdings Ltd.
       (Bermuda) ..........................           10,000            180,800
     Old Republic International Corp. .....        3,875,000         82,421,250
     RLI Corp. ............................          489,400         23,138,832
     Selective Insurance Group Inc. .......          650,000         33,150,000
     The St. Paul Travelers Cos. Inc. .....          575,000         26,335,000
                                                                 ---------------
                                                                    292,125,575
                                                                 ---------------
     REGIONAL BANKS 0.1%
     UMB Financial Corp. ..................          186,800          6,420,316
                                                                 ---------------
     RETAIL TRADE 4.9%
   a Big Lots Inc. ........................        2,250,000         36,360,000
     The Cato Corp., A ....................          450,000         10,944,000
   a Charming Shoppes Inc. ................        4,425,000         45,621,750
     Dillard's Inc., A ....................        1,250,000         37,537,500
     Fred's Inc. ..........................          400,000          4,796,000
     Haverty Furniture Cos. Inc. ..........          920,000         14,177,200


                                         Quarterly Statements of Investments | 5

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN BALANCE SHEET INVESTMENT FUND        SHARES             VALUE
--------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     COMMON STOCKS (CONTINUED)
     RETAIL TRADE (CONTINUED)
     Saks Inc. ............................        1,750,000     $   28,245,000
 a,b Syms Corp. ...........................        1,430,000         26,497,900
   a Zale Corp. ...........................        1,422,400         36,427,664
                                                                 ---------------
                                                                    240,607,014
                                                                 ---------------
     SAVINGS BANKS 0.5%
     Farmers & Merchants Bank of Long
       Beach ..............................            2,200         13,200,000
     First Niagara Financial Group Inc. ...          100,000          1,463,000
     Hudson City Bancorp Inc. .............          900,000         11,673,000
                                                                 ---------------
                                                                     26,336,000
                                                                 ---------------
     SPECIALTY INSURANCE 3.7%
     Assurant Inc. ........................          825,700         39,773,969
     MBIA Inc. ............................          200,000         11,762,000
     MGIC Investment Corp. ................          490,000         27,885,900
     The PMI Group Inc. ...................        1,250,000         53,075,000
     Radian Group Inc. ....................          800,000         49,224,000
                                                                 ---------------
                                                                    181,720,869
                                                                 ---------------
     TECHNOLOGY SERVICES 0.5%
   a Intergraph Corp. .....................          740,000         26,292,200
                                                                 ---------------
     TRANSPORTATION 5.9%
   a ABX Air Inc. .........................        1,825,000          9,836,750
   a Alaska Air Group Inc. ................        1,350,600         50,147,778
     Burlington Northern Santa Fe Corp. ...          570,000         39,278,700
   a Crowley Maritime Corp. ...............            4,240          8,056,000
   a Kansas City Southern .................          722,500         17,787,950
   a Mesa Air Group Inc. ..................          450,000          3,807,000
     Norfolk Southern Corp. ...............        1,358,600         58,990,412
     Overseas Shipholding Group Inc. ......          756,000         48,678,840
     Teekay Shipping Corp. (Bahamas) ......        1,240,000         53,270,400
                                                                 ---------------
                                                                    289,853,830
                                                                 ---------------
     UTILITIES 5.3%
     Atmos Energy Corp. ...................          833,600         23,982,672
     Entergy Corp. ........................          790,000         60,909,000
     Northeast Utilities ..................        1,550,000         34,720,000
     PNM Resources Inc. ...................        1,863,300         49,955,073
   a Sierra Pacific Resources .............        5,010,000         72,394,500
     Xcel Energy Inc. .....................          878,000         17,595,120
                                                                 ---------------
                                                                    259,556,365
                                                                 ---------------
     TOTAL COMMON STOCKS
       (COST $2,134,791,603) ..............                       3,990,837,973
                                                                 ---------------

                                              ----------------
                                              PRINCIPAL AMOUNT
                                              ----------------
     CORPORATE BOND (COST $5,531,219) 0.1%
     PRODUCER MANUFACTURING 0.1%
     Mueller Industries Inc., 6.00%,
       11/01/14 ...........................     $  5,604,000          5,071,620
                                                                 ---------------
     TOTAL LONG TERM INVESTMENTS
       (COST $2,178,353,665) ..............                       4,059,155,477
                                                                 ---------------


6 | Quarterly Statements of Investments

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN BALANCE SHEET INVESTMENT FUND        SHARES             VALUE
--------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS 17.4%
     MONEY MARKET FUND
       (COST $168,534,785) 3.5%
   d Franklin Institutional Fiduciary Trust
       Money Market Portfolio, 5.00% ......      168,534,785     $  168,534,785
                                                                 ---------------

                                              ----------------
                                              PRINCIPAL AMOUNT
                                              ----------------
     REPURCHASE AGREEMENT
       (COST $679,786,177) 13.8%
   e Joint Repurchase Agreement, 5.247%,
       8/01/06 (Maturity Value
       $679,885,256) ......................     $679,786,177        679,786,177
       ABN AMRO Bank, N.V., New York
         Branch (Maturity Value
         $61,930,748)
       Banc of America Securities LLC
         (Maturity Value $61,930,748)
       Barclays Capital Inc. (Maturity
         Value $61,930,748)
       Bear, Stearns & Co. Inc. (Maturity
         Value $61,930,748)
       BNP Paribas Securities Corp.
         (Maturity Value $61,930,748)
       Deutsche Bank Securities Inc.
         (Maturity Value $61,930,748)
       Greenwich Capital Markets Inc.
         (Maturity Value $61,930,748)
       Lehman Brothers Inc.
         (Maturity Value $60,577,776)
       Merrill Lynch Government Securities
         Inc. (Maturity Value $61,930,748)
       Morgan Stanley & Co. Inc.
         (Maturity Value $61,930,748)
       UBS Securities LLC (Maturity Value
         $61,930,748)
         Collateralized by U.S. Government
           Agency Securities, 2.625 -
           7.00%, 8/15/06 - 5/15/13;
             f U.S. Government Agency
             Discount Notes, 9/22/06; U.S.
             Treasury Notes, 2.375 -
             4.875%, 1/15/11 - 4/05/11
                                                                ---------------

 g,h INVESTMENTS FROM CASH COLLATERAL
       RECEIVED FOR LOANED SECURITIES 0.1%
     REPURCHASE AGREEMENTS 0.1%
     Banc of America Securities LLC, 5.29%,
       8/01/06 (Maturity Value $500,073)
       Collateralized by U.S. Government
         Agency Securities, 5.00%, 6/01/35
         - 3/01/36 ........................          500,000            500,000
     Barclays Capital Inc., 5.29%, 8/01/06
       (Maturity Value $354,052)
       Collateralized by U.S. Government
         Agency Securities, 3.50 - 10.00%,
         1/01/07 - 9/01/45 ................          354,000            354,000
     Deutsche Bank Securities Inc., 5.28%,
       8/01/06 (Maturity Value $160,023)
       Collateralized by f U.S. Government
         Agency Discount Notes, 5/15/30;
         U.S. Government Agency Securities,
           4.75 - 5.375%, 7/25/08 -
           5/18/16 ........................          160,000            160,000
     Deutsche Bank Securities Inc., 5.29%,
       8/01/06 (Maturity Value $526,077)
       Collateralized by f U.S. Government
         Agency Discount Notes, 8/02/06 -
         4/04/36;
         U.S. Government Agency Securities,
           2.375 - 8.10%, 8/08/06 -
           8/01/36 ........................          526,000            526,000
     Goldman, Sachs & Co., 5.27%, 8/01/06
       (Maturity Value $387,057)
       Collateralized by U.S. Government
         Agency Securities, 4.00 - 7.50%,
         5/01/18 - 7/01/46 ................          387,000            387,000
     Merrill Lynch Government Securities
       Inc., 5.27%, 8/01/06 (Maturity
         Value $500,073)
       Collateralized by f U.S. Government
         Agency Discount Notes, 12/15/06 -
         5/15/30;
         U.S. Government Agency Securities,
           2.50% - 6.77%, 9/22/06 -
           11/25/25 .......................          500,000            500,000
     Morgan Stanley & Co. Inc., 5.29%,
       8/01/06 (Maturity Value $320,047)
       Collateralized by f U.S. Government
         Agency Discount Notes, 10/15/19 -
         1/15/30;
         U.S. Government Agency Securities,
           1.875 - 7.00%, 9/29/06 -
           8/01/36 ........................          320,000            320,000
                                                                 ---------------
     TOTAL INVESTMENTS FROM CASH COLLATERAL
       RECEIVED FOR LOANED SECURITIES
       (COST $2,747,000) ..................                           2,747,000
                                                                 ---------------
     TOTAL REPURCHASE AGREEMENTS
       (COST $682,533,177) ................                         682,533,177
                                                                 ---------------
     TOTAL INVESTMENTS (COST $3,029,421,627)
       100.1% .............................                       4,910,223,439
     OTHER ASSETS, LESS LIABILITIES
       (0.1)% .............................                          (5,740,656)
                                                                 ---------------
     NET ASSETS 100.0% ....................                      $4,904,482,783
                                                                 ===============


                                         Quarterly Statements of Investments | 7

Franklin Value Investors Trust

--------------------------------------------------------------------------------
      FRANKLIN BALANCE SHEET INVESTMENT FUND       SHARES             VALUE
--------------------------------------------------------------------------------

a     Non-income producing for the twelve months ended July 31, 2006.

b     See Note 2 regarding holdings of 5% voting securities.

c     A portion or all of the security is on loan as of July 31, 2006.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2006, all repurchase agreements had been entered into on that date.

f     The security is traded on a discount basis with no stated coupon rate.

g     Investment from cash collateral received for loaned securities.

h At July 31, 2006, all repurchase agreements had been entered into on that date.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
      FRANKLIN LARGE CAP VALUE FUND                SHARES             VALUE
--------------------------------------------------------------------------------
      COMMON STOCKS 92.2%
      COMMERCIAL SERVICES 1.3%
      R. R. Donnelley & Sons Co. ...........         110,000     $    3,210,900
                                                                 ---------------
      CONSUMER DURABLES 3.0%
      D.R. Horton Inc. .....................         354,000          7,586,220
                                                                 ---------------
      CONSUMER NON-DURABLES 7.6%
      H.J. Heinz Co. .......................          18,000            755,460
      Kimberly-Clark Corp. .................         125,900          7,686,195
      NIKE Inc., B .........................          36,000          2,844,000
      The Procter & Gamble Co. .............         146,000          8,205,200
                                                                 ---------------
                                                                     19,490,855
                                                                 ---------------
      CONSUMER SERVICES 5.6%
      Gannett Co. Inc. .....................         152,600          7,953,512
      McDonald's Corp. .....................         180,000          6,370,200
                                                                 ---------------
                                                                     14,323,712
                                                                 ---------------
      ELECTRONIC TECHNOLOGY 0.8%
      Hewlett-Packard Co. ..................          64,000          2,042,240
                                                                 ---------------
      ENERGY MINERALS 7.5%
      BP PLC, ADR (United Kingdom) .........          55,000          3,988,600
      ConocoPhillips .......................          46,000          3,157,440
      Exxon Mobil Corp. ....................         130,000          8,806,200
      Occidental Petroleum Corp. ...........          31,000          3,340,250
                                                                 ---------------
                                                                     19,292,490
                                                                 ---------------
      FINANCE/RENTAL/LEASING 3.5%
      Freddie Mac ..........................         156,000          9,026,160
                                                                 ---------------
      FINANCIAL CONGLOMERATES 3.7%
      Citigroup Inc. .......................         194,000          9,372,140
                                                                 ---------------
      HEALTH TECHNOLOGY 5.2%
      Abbott Laboratories ..................         139,400          6,659,138
      Becton Dickinson and Co. .............          59,000          3,889,280
      Pfizer Inc. ..........................         111,000          2,884,890
                                                                 ---------------
                                                                     13,433,308
                                                                 ---------------
      INVESTMENT BANKS/BROKERS 3.3%
      Lehman Brothers Holdings Inc. ........          61,000          3,961,950
      Morgan Stanley .......................          69,000          4,588,500
                                                                 ---------------
                                                                      8,550,450
                                                                 ---------------
      INVESTMENT MANAGERS 2.1%
      Mellon Financial Corp. ...............         153,000          5,355,000
                                                                 ---------------
      LIFE/HEALTH INSURANCE 1.3%
      MetLife Inc. .........................          64,000          3,328,000
                                                                 ---------------
      MAJOR BANKS 7.5%
      Bank of America Corp. ................         209,000         10,769,770
      Wachovia Corp. .......................         155,000          8,312,650
                                                                 ---------------
                                                                     19,082,420
                                                                 ---------------


                                         Quarterly Statements of Investments | 9

Franklin Value Investors Trust

--------------------------------------------------------------------------------
      FRANKLIN LARGE CAP VALUE FUND                SHARES             VALUE
--------------------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      MULTI-LINE INSURANCE 2.6%
      American International Group Inc. ....         109,900     $    6,667,633
                                                                 ---------------
      PROCESS INDUSTRIES 3.0%
      The Dow Chemical Co. .................         100,000          3,458,000
      Praxair Inc. .........................          78,478          4,303,733
                                                                 ---------------
                                                                      7,761,733
                                                                 ---------------
      PRODUCER MANUFACTURING 13.7%
      3M Co. ...............................          95,000          6,688,000
      General Electric Co. .................         271,000          8,858,990
      Illinois Tool Works Inc. .............         148,000          6,768,040
      Masco Corp. ..........................         220,000          5,880,600
      United Technologies Corp. ............         112,000          6,965,280
                                                                 ---------------
                                                                     35,160,910
                                                                 ---------------
      PROPERTY-CASUALTY INSURANCE 5.1%
      The Allstate Corp. ...................         131,000          7,443,420
      Chubb Corp. ..........................         112,000          5,647,040
                                                                 ---------------
                                                                     13,090,460
                                                                 ---------------
      REGIONAL BANKS 3.3%
      U.S. Bancorp .........................         265,000          8,480,000
                                                                 ---------------
      SAVINGS BANKS 1.7%
      Washington Mutual Inc. ...............          97,000          4,335,900
                                                                 ---------------
      SPECIALTY INSURANCE 2.3%
      Ambac Financial Group Inc. ...........          69,400          5,767,834
                                                                 ---------------
      TECHNOLOGY SERVICES 6.7%
      International Business Machines
         Corp. .............................         113,000          8,747,330
      Microsoft Corp. ......................         353,000          8,482,590
                                                                 ---------------
                                                                     17,229,920
                                                                 ---------------
      UTILITIES 1.4%
      Entergy Corp. ........................          47,000          3,623,700
                                                                 ---------------
      TOTAL COMMON STOCKS
         (COST $211,028,664) ...............                        236,211,985
                                                                 ---------------
      SHORT TERM INVESTMENT
         (COST $17,869,581) 7.0%
      MONEY MARKET FUND 7.0%
    a Franklin Institutional Fiduciary
         Trust Money Market Portfolio,
         5.00% .............................      17,869,581         17,869,581
                                                                 ---------------
      TOTAL INVESTMENTS (COST $228,898,245)
         99.2% .............................                        254,081,566
      OTHER ASSETS, LESS LIABILITIES
         0.8% ..............................                          1,931,479
                                                                 ---------------
      NET ASSETS 100.0% ....................                     $  256,013,045
                                                                 ===============

See Selected Portfolio Abbreviations on page 23.

a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 82.0%
      COMMON STOCKS 78.6%
      COMMERCIAL SERVICES 1.5%
      Courier Corp. ........................         200,000     $    7,152,000
                                                                 ---------------
      COMMUNICATIONS 2.2%
      Atlantic Tele-Network Inc. ...........         542,800         10,085,224
                                                                 ---------------
      CONSUMER DURABLES 5.2%
      Allen Organ Co., B ...................          94,800          6,873,000
      Bassett Furniture Industries Inc. ....         131,356          2,368,349
    a Cavalier Homes Inc. ..................         432,000          2,000,160
    a Chromcraft Revington Inc. ............         200,000          2,350,000
    a The Dixie Group Inc. .................         405,000          4,746,600
      Flexsteel Industries Inc. ............         207,167          2,579,229
    a National R.V. Holdings Inc. ..........         295,000          1,386,500
  a,b Rockford Corp. .......................         575,000          2,167,750
                                                                 ---------------
                                                                     24,471,588
                                                                 ---------------
      CONSUMER NON-DURABLES 12.7%
      Alliance One International Inc. ......       2,186,700          8,593,731
      Brown Shoe Co. Inc. ..................         247,500          8,014,050
    a CoolBrands International Inc.
         (Canada) ..........................       1,909,400          1,957,840
    b Delta Apparel Inc. ...................         680,000         11,859,200
    a John B. Sanfilippo & Son Inc. ........         179,088          2,283,372
      Premium Standard Farms Inc. ..........         700,000         11,830,000
    a Seneca Foods Corp., A ................         256,600          6,253,342
    a Seneca Foods Corp., B ................         121,500          2,945,160
    b Tandy Brands Accessories Inc. ........         540,000          5,664,600
                                                                 ---------------
                                                                     59,401,295
                                                                 ---------------
      DISTRIBUTION SERVICES 1.0%
      The Coast Distribution System Inc. ...          66,800            534,400
    a GTSI Corp. ...........................         298,249          2,108,620
      Handleman Co. ........................         310,000          2,201,000
                                                                 ---------------
                                                                      4,844,020
                                                                 ---------------
      ELECTRONIC TECHNOLOGY 1.8%
    b Espey Manufacturing & Electronics
         Corp. .............................         156,000          2,536,560
    a Ladish Co. Inc. ......................          63,000          2,142,000
      Printronix Inc. ......................         130,000          1,687,400
      Sparton Corp. ........................         242,252          2,017,959
                                                                 ---------------
                                                                      8,383,919
                                                                 ---------------
      HEALTH SERVICES 1.8%
      Healthcare Services Group Inc. .......         390,600          8,440,866
                                                                 ---------------
      INDUSTRIAL SERVICES 6.4%
      Ecology and Environment Inc., A ......         205,000          2,064,350
    a Exponent Inc. ........................         140,000          2,206,400
    a Layne Christensen Co. ................         430,000         12,487,200
    a PHI Inc. .............................          17,600            571,824
    a PHI Inc., non-voting .................         394,499         12,450,388
                                                                 ---------------
                                                                     29,780,162
                                                                 ---------------


                                        Quarterly Statements of Investments | 11

Franklin Value Investors Trust

--------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      NON-ENERGY MINERALS 3.2%
    a Aleris International Inc. ............         270,603     $   11,078,487
  a,b Continental Materials Corp. ..........          99,500          2,686,500
      The Monarch Cement Co. ...............          40,144          1,050,769
                                                                 ---------------
                                                                     14,815,756
                                                                 ---------------
      PROCESS INDUSTRIES 2.5%
  a,b American Pacific Corp. ...............         610,000          4,636,000
    a Mercer International Inc.
         (Germany) .........................         761,400          6,913,512
                                                                 ---------------
                                                                     11,549,512
                                                                 ---------------
      PRODUCER MANUFACTURING 17.0%
      Alamo Group Inc. .....................         105,000          2,062,200
      Central Steel and Wire Co. ...........           5,855          3,694,505
      CIRCOR International Inc. ............         247,500          6,892,875
    a Gehl Co. .............................         300,000          8,286,000
      Gibraltar Industries Inc. ............         357,000          9,863,910
    b Hardinge Inc. ........................         900,991         12,495,033
      Insteel Industries Inc. ..............         124,560          2,578,392
  a,b Nashua Corp. .........................         477,930          3,226,028
    a Northwest Pipe Co. ...................         333,000          8,984,340
  a,b Proliance International Inc. .........         823,800          3,600,006
    a RTI International Metals Inc. ........         237,000         10,920,960
      Smith Investment Co. .................          42,400          2,764,480
      Summa Industries .....................          13,698            135,473
    a Tecumseh Products Co., A .............         200,000          3,550,000
    a Tecumseh Products Co., B .............          12,799            209,008
                                                                 ---------------
                                                                     79,263,210
                                                                 ---------------
      PROPERTY-CASUALTY INSURANCE 5.7%
  a,b ACMAT Corp., A .......................         392,800          7,561,400
      Baldwin & Lyons Inc., B ..............         228,264          5,740,840
      Mercer Insurance Group Inc. ..........          25,000            497,500
    b Merchants Group Inc. .................         164,000          5,034,800
      Safety Insurance Group Inc. ..........          60,000          3,183,600
    a United America Indemnity Ltd. ........         217,168          4,504,064
                                                                 ---------------
                                                                     26,522,204
                                                                 ---------------
      REAL ESTATE DEVELOPMENT 2.7%
      Bresler & Reiner Inc. ................         205,000          5,986,000
      Case, Pomeroy & Co. Inc., A ..........             220            375,100
      Case, Pomeroy & Co. Inc., cvt., B ....             533            914,095
    a Griffin Land & Nurseries Inc. ........         173,000          5,484,100
                                                                 ---------------
                                                                     12,759,295
                                                                 ---------------
      REAL ESTATE INVESTMENT TRUST 1.5%
      Arbor Realty Trust Inc. ..............         270,000          6,957,900
                                                                 ---------------
      RETAIL TRADE 5.2%
  a,b Duckwall-ALCO Stores Inc. ............         320,000         11,136,000
      Haverty Furniture Cos. Inc. ..........         147,000          2,265,270


12 | Quarterly Statements of Investments

Franklin Value Investors Trust

--------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      RETAIL TRADE (CONTINUED)
    b S&K Famous Brands Inc. ...............         255,500     $    3,449,250
    b Village Super Market Inc., A .........         115,175          7,572,756
                                                                 ---------------
                                                                     24,423,276
                                                                 ---------------
      SAVINGS BANKS 2.7%
      Beverly Hills Bancorp Inc. ...........         700,000          6,349,000
      First Defiance Financial Corp. .......         235,000          6,220,450
                                                                 ---------------
                                                                     12,569,450
                                                                 ---------------
      TRANSPORTATION 3.6%
    a Crowley Maritime Corp. ...............           2,342          4,449,800
  a,b International Shipholding Corp. ......         474,800          6,058,448
      OMI Corp. ............................         120,000          2,647,200
      Providence and Worcester
         Railroad Co. ......................         205,000          3,828,375
                                                                 ---------------
                                                                     16,983,823
                                                                 ---------------
      UTILITIES 1.9%
      Central Vermont Public Service
         Corp. .............................          26,400            579,480
      Green Mountain Power Corp. ...........         201,700          6,813,426
      Maine & Maritimes Corp. ..............          27,100            437,665
    a SEMCO Energy Inc. ....................         130,000            799,500
                                                                 ---------------
                                                                      8,630,071
                                                                 ---------------
      TOTAL COMMON STOCKS
         (COST $201,100,299) ...............                        367,033,571
                                                                 ---------------
      CONVERTIBLE PREFERRED STOCKS 1.5%
      CONSUMER NON-DURABLES 1.5%
    a Seneca Foods Corp., cvt.
         participating pfd. ................         200,000          4,874,000
    a Seneca Foods Corp., cvt.
         participating pfd., Series 2003 ...         100,000          2,437,000
                                                                 ---------------
      TOTAL CONVERTIBLE PREFERRED STOCKS
         (COST $4,905,000) .................                          7,311,000
                                                                 ---------------

                                              ----------------
                                              PRINCIPAL AMOUNT
                                              ----------------
      CONVERTIBLE BOND (COST $7,000,000)
         1.9%
      PROCESS INDUSTRIES 1.9%
    c Mercer International Inc., cvt.,
         senior sub. note, 144A, 8.50%,
         10/15/10 (Germany) ................    $  7,000,000          8,761,200
                                                                 ---------------
      TOTAL LONG TERM INVESTMENTS
         (COST $213,005,299) ...............                         383,105,771
                                                                 ---------------


                                        Quarterly Statements of Investments | 13

Franklin Value Investors Trust

--------------------------------------------------------------------------------
      FRANKLIN MICROCAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
      SHORT TERM INVESTMENT
         (COST $84,338,722) 18.1%
      MONEY MARKET FUND 18.1%
    d Franklin Institutional Fiduciary
         Trust Money Market Portfolio,
         5.00% .............................      84,338,722     $  84,338,722
                                                                 ---------------
      TOTAL INVESTMENTS (COST $297,344,021)
         100.1% ............................                        467,444,493
      OTHER ASSETS, LESS LIABILITIES
         (0.1)% ............................                           (273,367)
                                                                 ---------------
      NET ASSETS 100.0% ....................                     $  467,171,126
                                                                 ===============

a     Non-income producing for the twelve months ended July 31, 2006.

b     See Note 2 regarding holdings of 5% voting securities.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2006, the value of this security was $8,761,200, representing 1.88% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
     FRANKLIN MIDCAP VALUE FUND                    SHARES             VALUE
--------------------------------------------------------------------------------
     COMMON STOCKS 98.2%
     CONSUMER DURABLES 10.2%
     Fortune Brands Inc. ...................          13,900     $    1,008,028
     Hasbro Inc. ...........................          26,200            489,940
     Leggett & Platt Inc. ..................          21,600            492,912
     Lennar Corp., A .......................           6,300            281,799
     M.D.C. Holdings Inc. ..................           8,600            375,218
     Pulte Homes Inc. ......................           8,900            253,650
     The Stanley Works .....................          26,700          1,211,379
                                                                 ---------------
                                                                      4,112,926
                                                                 ---------------
     CONSUMER NON-DURABLES 11.3%
     Alberto-Culver Co. ....................          32,200          1,569,428
   a Dean Foods Co. ........................          33,300          1,249,749
     McCormick & Co. Inc. ..................          26,700            936,102
   a NBTY Inc. .............................          16,100            475,433
   a Timberland Co., A .....................          13,500            347,625
                                                                 ---------------
                                                                      4,578,337
                                                                 ---------------
     CONSUMER SERVICES 2.3%
     Gannett Co. Inc. ......................          17,700            922,524
                                                                 ---------------
     DISTRIBUTION SERVICES 0.9%
     W.W. Grainger Inc. ....................           5,700            353,913
                                                                 ---------------
     ELECTRONIC TECHNOLOGY 2.5%
     Embraer-Empresa Brasileira de
       Aeronautica SA, ADR (Brazil) ........          29,000          1,001,370
                                                                 ---------------
     ENERGY MINERALS 0.8%
     Pioneer Natural Resources Co. .........           7,100            321,985
                                                                 ---------------
     FINANCE/RENTAL/LEASING 1.7%
     CIT Group Inc. ........................          15,200            697,832
                                                                 ---------------
     HEALTH SERVICES 1.0%
   a LifePoint Hospitals Inc. ..............          12,400            417,756
                                                                 ---------------
     HEALTH TECHNOLOGY 5.5%
   a Endo Pharmaceuticals Holdings Inc. ....          29,100            904,137
     Hillenbrand Industries Inc. ...........          18,100            898,846
   a Watson Pharmaceuticals Inc. ...........          19,400            434,366
                                                                 ---------------
                                                                      2,237,349
                                                                 ---------------
     INDUSTRIAL SERVICES 4.5%
     ENSCO International Inc. ..............          24,300          1,123,146
   a Helix Energy Solutions Group Inc. .....          17,595            686,029
                                                                 ---------------
                                                                      1,809,175
                                                                 ---------------
     INSURANCE BROKERS/SERVICES 0.3%
     Arthur J. Gallagher & Co. .............           4,800            130,416
                                                                 ---------------
     INVESTMENT MANAGERS 1.2%
   a KKR Private Equity Investors LP
       (Guernsey Islands) ..................          20,000            470,000
                                                                 ---------------


                                        Quarterly Statements of Investments | 15

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN MIDCAP VALUE FUND                    SHARES             VALUE
--------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     LIFE/HEALTH INSURANCE 1.9%
     American National Insurance Co. .......           2,100     $      240,723
     Protective Life Corp. .................          11,000            509,410
                                                                 ---------------
                                                                        750,133
                                                                 ---------------
     NON-ENERGY MINERALS 1.6%
     Nucor Corp. ...........................           5,600            297,752
     United States Steel Corp. .............           5,400            340,578
                                                                 ---------------
                                                                        638,330
                                                                 ---------------
     PROCESS INDUSTRIES 9.5%
     Airgas Inc. ...........................           9,900            358,875
     Bemis Co. Inc. ........................          13,300            408,310
     Bunge Ltd. ............................          20,000          1,091,600
     Cabot Corp. ...........................          11,800            392,586
     MeadWestvaco Corp. ....................          35,700            932,484
     Sigma-Aldrich Corp. ...................           9,400            653,300
                                                                 ---------------
                                                                      3,837,155
                                                                 ---------------
     PRODUCER MANUFACTURING 12.4%
     Autoliv Inc. (Sweden) .................          18,300          1,027,911
     Carlisle Cos. Inc. ....................           5,700            455,373
     Dover Corp. ...........................          20,700            975,798
     Graco Inc. ............................          11,800            463,622
     Oshkosh Truck Corp. ...................          24,600          1,054,848
     Roper Industries Inc. .................          23,100          1,044,120
                                                                 ---------------
                                                                      5,021,672
                                                                 ---------------
     PROPERTY-CASUALTY INSURANCE 6.9%
     Cincinnati Financial Corp. ............          10,000            471,600
     Erie Indemnity Co., A .................          29,500          1,461,725
     Mercury General Corp. .................           3,600            198,648
     Montpelier Re Holdings Ltd.
       (Bermuda) ...........................           8,000            144,640
     Old Republic International Corp. ......          23,875            507,821
                                                                 ---------------
                                                                      2,784,434
                                                                 ---------------
     REGIONAL BANKS 2.0%
     Mercantile Bankshares Corp. ...........          23,150            823,214
                                                                 ---------------
     RETAIL TRADE 3.7%
     American Eagle Outfitters Inc. ........          23,300            765,638
     Dollar General Corp. ..................          19,400            260,348
     Family Dollar Stores Inc. .............          20,600            468,032
                                                                 ---------------
                                                                      1,494,018
                                                                 ---------------
     SPECIALTY INSURANCE 6.9%
     Assurant Inc. .........................          27,700          1,334,309
     MGIC Investment Corp. .................           8,200            466,662
     The PMI Group Inc. ....................          10,400            441,584
     Radian Group Inc. .....................           8,500            523,005
                                                                 ---------------
                                                                      2,765,560
                                                                 ---------------


16 | Quarterly Statements of Investments

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN MIDCAP VALUE FUND                    SHARES             VALUE
--------------------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     TRANSPORTATION 7.5%
     J.B. Hunt Transport Services Inc. .....          62,800     $    1,291,796
     Overseas Shipholding Group Inc. .......          19,000          1,223,410
     Teekay Shipping Corp. (Bahamas) .......          11,900            511,224
                                                                 ---------------
                                                                      3,026,430
                                                                 ---------------
     UTILITIES 3.6%
     Atmos Energy Corp. ....................          35,100          1,009,827
     Northeast Utilities ...................          20,000            448,000
                                                                 ---------------
                                                                      1,457,827
                                                                 ---------------
     TOTAL COMMON STOCKS
       (COST $39,275,207) ..................                         39,652,356
                                                                 ---------------
     SHORT TERM INVESTMENT (COST $599,659) 1.5%
     MONEY MARKET FUND 1.5%
   b Franklin Institutional Fiduciary Trust
       Money Market Portfolio, 5.00% .......         599,659            599,659
                                                                 ---------------
     TOTAL INVESTMENTS (COST $39,874,866)
       99.7% ...............................                         40,252,015
     OTHER ASSETS, LESS LIABILITIES 0.3% ...                            131,257
                                                                 ---------------
     NET ASSETS 100.0% .....................                     $   40,383,272
                                                                 ===============

See Selected Portfolio Abbreviations on page 23.

a     Non-income producing for the twelve months ended July 31, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
     FRANKLIN SMALL CAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
     LONG TERM INVESTMENTS 92.8%
     COMMON STOCKS 92.7%
     COMMERCIAL SERVICES 0.7%
     ABM Industries Inc. ...................         454,067     $    7,492,105
                                                                 ---------------
     CONSUMER DURABLES 10.2%
     Bassett Furniture Industries Inc. .....         255,082          4,599,128
     Briggs & Stratton Corp. ...............         356,500          9,126,400
     D.R. Horton Inc. ......................          75,000          1,607,250
     Ethan Allen Interiors Inc. ............         241,000          8,994,120
     Hooker Furniture Corp. ................         603,626          9,326,022
   a La-Z-Boy Inc. .........................         588,500          7,503,375
     M/I Homes Inc. ........................         478,000         15,401,160
     M.D.C. Holdings Inc. ..................         101,000          4,406,630
     Monaco Coach Corp. ....................         787,500          8,386,875
   b Russ Berrie and Co. Inc. ..............         531,800          5,855,118
     Thor Industries Inc. ..................         418,500         17,928,540
     Winnebago Industries Inc. .............         469,000         13,558,790
                                                                 ---------------
                                                                    106,693,408
                                                                 ---------------
     CONSUMER NON-DURABLES 5.0%
     Alliance One International Inc. .......         387,000          1,520,910
     Brown Shoe Co. Inc. ...................         390,000         12,628,200
     Lancaster Colony Corp. ................          60,000          2,299,200
   b NBTY Inc. .............................         481,300         14,212,789
     Russell Corp. .........................         294,100          5,296,741
   b Timberland Co., A .....................         270,900          6,975,675
   b The Warnaco Group Inc. ................         539,000          9,599,590
                                                                 ---------------
                                                                     52,533,105
                                                                 ---------------
     CONSUMER SERVICES 1.1%
   b Aztar Corp. ...........................          65,000          3,363,100
     Bob Evans Farms Inc. ..................          48,000          1,321,920
     Intrawest Corp. (Canada) ..............         245,000          6,833,050
                                                                 ---------------
                                                                     11,518,070
                                                                 ---------------
     ELECTRONIC TECHNOLOGY 2.5%
   b Avocent Corp. .........................         522,500         13,365,550
     Cohu Inc. .............................         620,000          9,411,600
     Diebold Inc. ..........................          95,000          3,838,000
                                                                 ---------------
                                                                     26,615,150
                                                                 ---------------
     ENERGY MINERALS 3.9%
     Arch Coal Inc. ........................         263,600         10,000,984
     CONSOL Energy Inc. ....................         310,000         12,759,600
     Peabody Energy Corp. ..................         277,200         13,832,280
     Pioneer Natural Resources Co. .........          90,000          4,081,500
                                                                 ---------------
                                                                     40,674,364
                                                                 ---------------


18 | Quarterly Statements of Investments

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN SMALL CAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     COMMON STOCKS (CONTINUED)
     FINANCE/RENTAL/LEASING 0.6%
   b Dollar Thrifty Automotive Group Inc. ..         140,000     $    6,266,400
                                                                 ---------------
     HEALTH SERVICES 0.5%
     Pharmaceutical Product Development
       Inc. ................................         141,500          5,444,920
                                                                 ---------------
     HEALTH TECHNOLOGY 1.8%
   b Adams Respiratory Therapeutics Inc. ...          12,600            563,472
     STERIS Corp. ..........................         401,600          9,305,072
     West Pharmaceutical Services Inc. .....         226,700          8,795,960
                                                                 ---------------
                                                                     18,664,504
                                                                 ---------------
     INDUSTRIAL SERVICES 5.6%
   b Atwood Oceanics Inc. ..................         105,000          4,927,650
   b Bristow Group Inc. ....................         113,000          3,829,570
   b EMCOR Group Inc. ......................         186,000          9,582,720
     ENSCO International Inc. ..............          69,000          3,189,180
   b Global Industries Ltd. ................         295,000          4,920,600
   b Helix Energy Solutions Group Inc. .....         165,000          6,433,350
   b Lone Star Technologies Inc. ...........         200,000          9,420,000
   b Oil States International Inc. .........         264,000          8,490,240
     Rowan Cos. Inc. .......................         235,800          7,986,546
                                                                 ---------------
                                                                     58,779,856
                                                                 ---------------
     INSURANCE BROKERS/SERVICES 0.8%
     Arthur J. Gallagher & Co. .............         310,000          8,422,700
                                                                 ---------------
     LIFE/HEALTH INSURANCE 1.5%
     American National Insurance Co. .......          56,800          6,510,984
     Presidential Life Corp. ...............          65,000          1,569,100
     Protective Life Corp. .................          82,500          3,820,575
     StanCorp Financial Group Inc. .........          90,000          3,878,100
                                                                 ---------------
                                                                     15,778,759
                                                                 ---------------
     NON-ENERGY MINERALS 4.6%
     Reliance Steel & Aluminum Co. .........         399,400         14,318,490
     Steel Dynamics Inc. ...................         387,200         22,465,344
     United States Steel Corp. .............          99,000          6,243,930
     Universal Forest Products Inc. ........          95,858          4,868,628
                                                                 ---------------
                                                                     47,896,392
                                                                 ---------------
     PROCESS INDUSTRIES 7.4%
     Airgas Inc. ...........................         295,600         10,715,500
     AptarGroup Inc. .......................         131,000          6,746,500
     Bowater Inc. ..........................         306,700          6,219,876
     Bunge Ltd. ............................         203,000         11,079,740
     Cabot Corp. ...........................         283,200          9,422,064
     Glatfelter ............................         508,400          7,931,040


                                        Quarterly Statements of Investments | 19

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN SMALL CAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     COMMON STOCKS (CONTINUED)
     PROCESS INDUSTRIES (CONTINUED)
   b Mercer International Inc. (Germany) ...         465,000     $    4,222,200
     RPM International Inc. ................         681,000         12,761,940
     Westlake Chemical Corp. ...............         299,700          8,211,780
                                                                 ---------------
                                                                     77,310,640
                                                                 ---------------
     PRODUCER MANUFACTURING 20.3%
     A.O. Smith Corp. ......................         115,500          4,950,330
     American Woodmark Corp. ...............         312,300         10,611,954
     Apogee Enterprises Inc. ...............         783,000         11,251,710
     Baldor Electric Co. ...................             500             14,800
     Brady Corp., A ........................         375,000         12,660,000
     Carlisle Cos. Inc. ....................          91,700          7,325,913
     CIRCOR International Inc. .............         250,000          6,962,500
     CNH Global NV (Netherlands) ...........         174,000          3,645,300
   b Genlyte Group Inc. ....................         120,000          8,346,000
     Gibraltar Industries Inc. .............         425,100         11,745,513
     Graco Inc. ............................         395,300         15,531,337
     JLG Industries Inc. ...................         138,000          2,497,800
     Kennametal Inc. .......................         215,000         11,448,750
   b Mettler-Toledo International Inc.
       (Switzerland) .......................         165,000         10,152,450
     Mine Safety Appliances Co. ............         417,200         16,579,528
     Mueller Industries Inc. ...............         496,000         18,223,040
     Nordson Corp. .........................          69,400          3,157,700
   b Powell Industries Inc. ................         107,900          2,528,097
     Roper Industries Inc. .................         300,000         13,560,000
   a Superior Industries International
       Inc. ................................         455,400          8,292,834
     Teleflex Inc. .........................         174,500          9,962,205
     Timken Co. ............................          69,600          2,241,120
     Wabash National Corp. .................         974,500         13,876,880
     Watts Water Technologies Inc., A ......         261,300          7,611,669
                                                                 ---------------
                                                                    213,177,430
                                                                 ---------------
     PROPERTY-CASUALTY INSURANCE 5.2%
     Aspen Insurance Holdings Ltd. .........         682,000         16,095,200
     IPC Holdings Ltd. .....................         524,000         15,065,000
     Montpelier Re Holdings Ltd.
       (Bermuda) ...........................         864,700         15,633,776
     RLI Corp. .............................         162,100          7,664,088
                                                                 ---------------
                                                                     54,458,064
                                                                 ---------------
     REAL ESTATE INVESTMENT TRUST 0.6%
     Arbor Realty Trust Inc. ...............         253,500          6,532,695
                                                                 ---------------
     REGIONAL BANKS 1.1%
     Chemical Financial Corp. ..............         182,455          5,584,948
     Peoples Bancorp Inc. ..................         194,700          5,839,053
                                                                 ---------------
                                                                     11,424,001
                                                                 ---------------


20 | Quarterly Statements of Investments

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN SMALL CAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     COMMON STOCKS (CONTINUED)
     RETAIL TRADE 9.9%
     American Eagle Outfitters Inc. ........          60,000     $    1,971,600
     Casey's General Stores Inc. ...........         628,500         14,222,955
     Christopher & Banks Corp. .............         365,000         10,289,350
     Dillard's Inc., A .....................         227,000          6,816,810
   b Gymboree Corp. ........................         381,500         12,787,880
   b Hot Topic Inc. ........................         574,300          8,447,953
     The Men's Wearhouse Inc. ..............         168,000          5,226,480
     Pier 1 Imports Inc. ...................         523,500          3,559,800
     Regis Corp. ...........................         514,000         17,311,520
     Tuesday Morning Corp. .................         835,000         12,074,100
   b West Marine Inc. ......................         795,000         10,056,750
   b Zale Corp. ............................          46,200          1,183,182
                                                                 ---------------
                                                                    103,948,380
                                                                 ---------------
     SAVINGS BANKS 0.3%
     First Indiana Corp. ...................         118,750          2,977,063
                                                                 ---------------
     SPECIALTY INSURANCE 0.2%
     The PMI Group Inc. ....................          60,000          2,547,600
                                                                 ---------------
     TECHNOLOGY SERVICES 1.2%
     Reynolds and Reynolds Co., A ..........         358,100         12,673,159
                                                                 ---------------
     TRANSPORTATION 5.4%
   b Genesee & Wyoming Inc. ................         469,000         12,339,390
   b Kansas City Southern ..................         150,500          3,705,310
     OMI Corp. .............................         301,600          6,653,296
     Overseas Shipholding Group Inc. .......         185,000         11,912,150
     SkyWest Inc. ..........................         406,300          9,852,775
     Teekay Shipping Corp. (Bahamas) .......         189,000          8,119,440
     Tidewater Inc. ........................          90,000          4,293,900
                                                                 ---------------
                                                                     56,876,261
                                                                 ---------------
     UTILITIES 2.3%
     Atmos Energy Corp. ....................         171,200          4,925,424
     Energen Corp. .........................         264,100         11,255,942
   b Sierra Pacific Resources ..............         540,700          7,813,115
                                                                 ---------------
                                                                     23,994,481
                                                                 ---------------
     TOTAL COMMON STOCKS
       (COST $761,294,619) .................                        972,699,507
                                                                 ---------------

                                              ----------------
                                              PRINCIPAL AMOUNT
                                              ----------------
     CORPORATE BOND (COST $1,301,870) 0.1%
     PRODUCER MANUFACTURING 0.1%
     Mueller Industries Inc., 6.00%,
       11/01/14 ............................    $  1,319,000          1,193,695
                                                                 ---------------
     TOTAL LONG TERM INVESTMENTS
       (COST $762,596,489) .................                        973,893,202
                                                                 ---------------


                                        Quarterly Statements of Investments | 21

Franklin Value Investors Trust

--------------------------------------------------------------------------------
     FRANKLIN SMALL CAP VALUE FUND                 SHARES             VALUE
--------------------------------------------------------------------------------
     SHORT TERM INVESTMENTS 8.5%
     MONEY MARKET FUND (COST $78,445,035)
       7.4%
   c Franklin Institutional Fiduciary Trust
       Money Market Portfolio, 5.00% .......      78,445,035     $   78,445,035
                                                                 ---------------
                                              ----------------
                                              PRINCIPAL AMOUNT
                                              ----------------
     INVESTMENTS FROM CASH COLLATERAL
       RECEIVED FOR LOANED SECURITIES 1.1%
 d,e REPURCHASE AGREEMENTS 1.1%
     Banc of America Securities LLC, 5.29%,
       8/01/06 (Maturity Value $2,000,294)
       Collateralized by U.S. Government
         Agency Securities, 5.00%, 6/01/35 -
         3/01/36 ...........................    $  2,000,000          2,000,000
     Barclays Capital Inc., 5.29%, 8/01/06
       (Maturity Value $2,000,294)
       Collateralized by U.S. Government
         Agency Securities, 3.50 - 10.00%,
         1/01/07 - 9/01/45 .................       2,000,000          2,000,000
     Citigroup Global Markets Inc., 5.27%,
       8/01/06 (Maturity Value $2,000,293)
       Collateralized by U.S. Government
         Agency Securities, 3.56 - 6.625%,
         1/30/07 - 10/15/29; f U.S.
         Government Agency Discount Notes,
         7/15/08 - 10/15/29 ................       2,000,000          2,000,000
     Goldman, Sachs & Co., 5.27%, 8/01/06
       (Maturity Value $2,000,293)
       Collateralized by U.S. Government
         Agency Securities, 4.00 - 7.50%,
         5/01/18 - 7/01/46 .................       2,000,000          2,000,000
     J.P. Morgan Securities Inc., 5.29%,
       8/01/06 (Maturity Value $1,272,187)
       Collateralized by U.S. Government
         Agency Securities, 4.50 - 7.50%,
         6/01/13 - 7/01/36 .................       1,272,000          1,272,000
     Merrill Lynch Government Securities
       Inc., 5.27%, 8/01/06 (Maturity Value
       $1,019,149)
       Collateralized by U.S. Government
         Agency Securities, 2.50 - 6.77%,
         9/22/06 - 11/25/25;
           f U.S. Government Agency Discount
           Notes, 12/15/06 - 5/15/30 .......       1,019,000          1,019,000
     Morgan Stanley & Co. Inc., 5.29%,
       8/01/06 (Maturity Value $1,026,151)
       Collateralized by U.S. Government
         Agency Securities, 1.875 - 7.00%,
         9/29/06 - 8/01/36;
           f U.S. Government Agency Discount
           Notes, 10/15/19 - 1/15/30 .......       1,026,000          1,026,000
                                                                 ---------------
     TOTAL INVESTMENTS FROM CASH COLLATERAL
       RECEIVED FOR LOANED SECURITIES
         (COST 11,317,000) .................                         11,317,000
                                                                 ---------------
     TOTAL INVESTMENTS (COST $852,358,524)
       101.3% ..............................                      1,063,655,237
     OTHER ASSETS, LESS LIABILITIES
       (1.3)% ..............................                        (13,420,085)
                                                                 ---------------
     NET ASSETS 100.0% .....................                     $1,050,235,152
                                                                 ===============

a     A portion or all of the security is on loan as of July 31, 2006.

b     Non-income producing for the twelve months ended July 31, 2006.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d     Investment from cash collateral received for loaned securities.

e At July 31, 2006, all repurchase agreements had been entered into on that date.

f     The security is traded on a discount basis with no stated coupon rate.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, JULY 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

Franklin Value Investors Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Value Investors Trust is registered under the Investment Company Act of 1940 as a diversified, open-ended investment company, consisting of five series (the Funds).

1. INCOME TAXES

At July 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    ----------------------------------------------------
                                                         FRANKLIN          FRANKLIN        FRANKLIN
                                                       BALANCE SHEET      LARGE CAP        MICROCAP
                                                      INVESTMENT FUND     VALUE FUND      VALUE FUND
                                                    ----------------------------------------------------
Cost of investments ...............................   $ 3,030,069,088   $  228,898,245   $ 297,453,876
                                                      ==================================================

Unrealized appreciation ...........................   $ 1,967,393,220   $   34,895,401   $ 178,134,040
Unrealized depreciation ...........................       (87,238,869)      (9,712,080)     (8,143,423)
                                                      --------------------------------------------------
Net unrealized appreciation (depreciation) ........   $ 1,880,154,351   $   25,183,321   $ 169,990,617
                                                      ==================================================

                                                      ----------------------------------
                                                         FRANKLIN          FRANKLIN
                                                          MIDCAP          SMALL CAP
                                                        VALUE FUND        VALUE FUND
                                                      ----------------------------------
Cost of investments ...............................   $    39,874,866   $  852,512,978
                                                      ==================================

Unrealized appreciation ...........................   $     2,274,427   $  273,838,624
Unrealized depreciation ...........................        (1,897,278)     (62,696,365)
                                                      ----------------------------------
Net unrealized appreciation (depreciation) ........   $       377,149   $  211,142,259
                                                      ==================================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund for the period ended July 31, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                            NUMBER OF                           NUMBER OF
                                           SHARES HELD                         SHARES HELD      VALUE                    REALIZED
                                          AT BEGINNING    GROSS       GROSS      AT END        AT END       INVESTMENT    CAPITAL
 NAME OF ISSUER                             OF PERIOD   ADDITIONS  REDUCTIONS   OF PERIOD     OF PERIOD       INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN BALANCE SHEET INVESTMENT FUND
 NON-CONTROLLED AFFILIATES
 Aztar Corp. ...........................     2,800,000         --   2,050,000      750,000  $             a $       --  $70,166,250
 Champps Entertainment Inc. ............       920,000         --          --      920,000      5,253,200           --           --
 Delta Woodside Industries Inc. ........       555,000         --          --      555,000         74,925           --           --
 Dollar Thrifty Automotive Group Inc. ..     1,800,000         --      36,933    1,763,067     78,914,879           --      987,927
 Furniture Brands International Inc. ...            --  2,600,000          --    2,600,000     52,156,000      347,200           --
 Haverty Furniture Cos. Inc. ...........       920,000         --          --      920,000                a    186,300           --
 Russell Corp. .........................     1,630,000     47,703          --    1,677,703     30,215,431      198,776           --
 Syms Corp. ............................     1,430,000         --          --    1,430,000     26,497,900           --           --
 Tecumseh Products Co., A ..............       778,900    306,100          --    1,085,000     19,258,750           --           --
 Tecumseh Products Co., B ..............       300,000     10,000          --      310,000      5,062,300           --           --
 Xanser Corp. ..........................     2,800,000         --          --    2,800,000     13,888,000           --           --
                                                                                            ----------------------------------------
 TOTAL NON-CONTROLLED AFFILIATED SECURITIES (4.72% of Net Assets) ........................  $ 231,321,385   $  732,276  $71,154,177
                                                                                            ========================================


24 | Quarterly Statements of Investments

Franklin Value Investors Trust

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF                            NUMBER OF
                                          SHARES HELD                          SHARES HELD      VALUE                    REALIZED
                                         AT BEGINNING     GROSS      GROSS        AT END        AT END      INVESTMENT    CAPITAL
 NAME OF ISSUER                            OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD     OF PERIOD       INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN MICROCAP VALUE FUND
 NON-CONTROLLED AFFILIATES
 ACMAT Corp., A .......................       392,800          --          --      392,800  $   7,561,400   $       --  $        --
 American Pacific Corp. ...............       659,000      41,000      90,000      610,000      4,636,000           --      186,507
 Continental Materials Corp. ..........        99,500          --          --       99,500      2,686,500           --           --
 CoolBrands International Inc. ........     3,000,000          --   1,090,600    1,909,400                a         --   (2,475,969)
 Delta Apparel Inc. ...................       680,000          --          --      680,000     11,859,200      115,600           --
 Duckwall-ALCO Stores Inc. ............       330,000          --      10,000      320,000     11,136,000           --      178,145
 Ecology and Environment Inc., A ......       215,000          --      10,000      205,000                a     73,450       19,566
 Espey Manufacturing & Electronics
    Corp. .............................       156,000 b        --          --      156,000      2,536,560       41,730           --
 Fresh Brands Inc. ....................       900,000          --     900,000           --             --           --   (2,667,020)
 Haggar Corp. .........................       419,035          --     419,035           --             --           --    7,689,909
 Hardinge Inc. ........................       925,600          --      24,609      900,991     12,495,033       81,827      149,707
 International Shipholding Corp. ......       474,800          --          --      474,800      6,058,448           --           --
 Merchants Group Inc. .................       190,000          --      26,000      164,000      5,034,800      142,300      302,015
 Nashua Corp. .........................       477,930          --          --      477,930      3,226,028           --           --
 Proliance International Inc. .........       398,800     425,000          --      823,800      3,600,006           --           --
 Rockford Corp. .......................       575,000          --          --      575,000      2,167,750           --           --
 S&K Famous Brands Inc. ...............       260,000          --       4,500      255,500      3,449,250    1,533,000       46,452
 Tandy Brands Accessories Inc. ........       394,700     145,300          --      540,000      5,664,600       40,554           --
 Village Super Market Inc., A .........       115,175          --          --      115,175      7,572,756       93,292           --
                                                                                            ----------------------------------------
 TOTAL NON-CONTROLLED AFFILIATED SECURITIES (19.20% of Net Assets) .......................  $  89,684,331   $2,121,753  $ 3,429,312
                                                                                            ========================================

a     As of July 31, 2006, no longer an affiliate.

b Reflects a 2:1 stock split during the period. Balance as of October 31, 2005 was 78,000.

For information regarding the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 25


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006




                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN VALUE INVESTORS TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 27, 2006

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer